Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Finished goods	$ 86,214	$ 81,564
Work-in-process	8,319	7,562
Raw materials	107,464	104,928
Total inventory	$ 201,997	$ 194,054